                                                                          NUVEEN

NUVEEN NORTH CAROLINA
TRADITIONAL UNIT TRUST 304                                                   921


--------------------------------------------------------------------------------


ESTIMATED CURRENT RETURN:                           NUVEEN TAX-FREE UNIT TRUSTS:
4.91 - 5.11%                                        For the tax-sensitive, conservative investor.
ESTIMATED LONG-TERM RETURN:                         - Double Tax-Free
4.93 - 5.20%                                        - Dependable Income
DATE OF DEPOSIT: February 25, 1997                  - Diversified Portfolios
                                                    - Investment Grade Municipal Bonds


UNITS OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FDIC OR ANY OTHER FEDERAL AGENCY AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

--------------------------------------------------------------------------------

QUICK FACTS ABOUT THIS UNIT TRUST

Tax Status      Income is exempt from federal and state income
                taxes. Capital gains are taxable.
Total Principal $3,500,000 in 35,000 units
Average Life    22.7 years
Call Protection Earliest ordinary optional call is 2005
Minimum         $5,000 or 50 units, whichever is lower
Investment
Offering Price  $101.71 to $98.70 depending on the purchase amount
Cusip           6710A2 821 monthly payment plan
Numbers         6710A2 839 quarterly payment plan
                6710A2 847 semi-annual payment plan
Ratings of      As rated by Standard & Poor's, a division of The McGraw
Portfolio       Hill Companies
                or Moody's Investors Service, Inc.
                AAA               57%
                AA                43
                                  ---------
                                  100%
Registration    Registered in North Carolina

Payment         Investors may choose to receive monthly, quarterly
Plans           or semi-annual interest payments.
Bond Calls      Most municipal bonds are subject to optional bond
                calls. Bonds are usually called at a premium price
                and generally not below par value.
Sales Charge    The sales charge is a one-time expense included in
                the Public Offering Price.
Letter          Investors may use a Letter of Intent to get
of Intent       reduced sales charges on purchases made over a
(LOI)           13-month period (and to take advantage of dollar
                cost averaging). Minimum LOI investment $50,000.
Redemptions     Units can be redeemed on any business day at no
                charge. Units are redeemed at their current market
                value.
Reinvestment    Interest income and returned principal can be
                reinvested with no sales charge into Nuveen tax-
                free mutual or money market funds. For more
                information obtain a prospectus.

--------------------------------------------------------------------------------

MATURITY DATES (Description of Chart)
2014-15                                            14.3%
2016-17                                            14.3%
2018-19                                            14.3%
2020-21                                            42.8%
2022+                                              14.3%
The earliest ordinary optional call date is 2005

YIELD COMPARISON AS OF 02/24/97*
  (Description of Yield Comparison Chart)

Nuveen UIT
     Yield                                         4.91%
     Tax Equivalent Yield                          8.32%

Treasury Bonds
     Yield                                         6.64%
     Tax Equivalent Yield                          7.20%

Corporate Bonds

     Yield                   7.41%

 *COMPARES TRUST AS OF 02/24/97 WITH 30-YEAR TREASURY BONDS AND LEHMAN BROTHERS
  INVESTMENT GRADE LONG CORPORATE BOND INDEX AS OF 02/21/97. ASSUMES 41.0% FEDERAL AND STATE INCOME TAX RATE AND A 7.75% STATE INCOME TAX RATE. TREASURY BONDS ARE SUBJECT TO FEDERAL BUT NOT STATE INCOME TAXES; CORPORATE BONDS ARE GENERALLY SUBJECT TO BOTH. TREASURY BONDS, UNLIKE MUNICIPAL BONDS, ARE GUARANTEED BY THE U.S. GOVERNMENT.

CALL 1.800.257.8787 FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION INCLUDING CHARGES AND EXPENSES.
READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

--------------------------------------------------------------------------------

 BONDS THIS NORTH CAROLINA TRADITIONAL UNIT TRUST CONTAINS

                                                                                                         RATINGS
  PRINCIPAL                                                                              EARLIEST CALL -----------
    AMOUNT    BOND ISSUE                                                                 DATE AND PRICE S&P MOODY'S
 -----------------------------------------------------------------------------------------------------------------
 $   500,000  North Carolina State University at Raleigh, Revenue Bonds (Centennial                    AAA   Aaa
              Campus Projects), Series 1997B, 5.125% Due 12/15/16. (When issued.) (MBIA
              Insured.)                                                                   2006 at 101
     500,000  Board of Governors of The University of North Carolina, University of North               AA   Aa
              Carolina Hospitals at Chapel Hill, Revenue Bonds, Series 1996, 5.25% Due
              2/15/19.                                                                    2006 at 102
     500,000  City of Charlotte, North Carolina, Water and Sewer System Revenue Bonds,                  AA   Aa
              Series 1996, 5.25% Due 12/1/21.                                             2006 at 102
     500,000  City of Lincolnton, North Carolina, Combined Enterprise System Revenue                   AAA   Aaa
              Bonds, Series 1996, 5.375% Due 5/1/21. (MBIA Insured.)                      2006 at 102
     500,000  County of Pasquotank, North Carolina, Certificates of Participation (1995                AAA   Aaa
              Elizabeth City-Pasquotank Public Schools Project), 5.00% Due 6/1/15.
              (Original issue discount bonds delivered on or about December 21, 1995 at a
              price of 94.871% of principal amount.)(MBIA Insured.)                       2006 at 102
     500,000  County of Pitt, North Carolina, Pitt County Memorial Hospital Revenue                    AA-   Aa3
              Bonds, Series 1995, 5.25% Due 12/1/21. (Original issue discount bonds delivered on or about October 12, 1995 at a price of 92.008% of principal
              amount.)                                                                    2005 at 102
     500,000  Commonwealth of Puerto Rico, Public Improvement Bonds of 1995 (General                   AAA   Aaa
              Obligation Bonds.), 5.375% Due 7/1/22. (Original issue discount bonds delivered on or about May 4, 1995 at a price of 93.916% of principal
              amount.)(MBIA Insured.)                                                     2005 at 101
                                                                                              1/2
 -----------------------------------------------------------------------------------------------------------------
 $ 3,500,000  TOTAL         6 BONDS FROM NORTH CAROLINA AND ONE BOND FROM THE TERRITORY OF PUERTO RICO.

--------------------------------------------------------------------------------

HOW TO DETERMINE YOUR INCOME AND YIELD

HOW TO CALCULATE YOUR RETURN

The estimated current return is the net income         the sales charge, and returns are as of 02/24/97.
divided by the offering price. Estimated long-term     As of this date, Units are offered at the public
return is a measure of the return to the investor      offering price plus accrued interest to the
expected to be earned over the estimated life of       settlement date of $.04. Returns and prices will
the Unit Trust. The public offering prices, which      fluctuate.
include

                          Public                       Estimated Return (CURRENT/Long Term)
 Breakpoints             Offering     Sales      -------------------------------------------------
 Units / Dollars           Price      Charge      Monthly Plan   Quarterly Plan  Semi-Annual Plan
 50 / $5,000           $    101.71     4.90 %      4.91%   4.93%   4.94%   4.96%   4.96%   4.98 %
 500 / $50,000              101.55     4.75        4.92    4.94    4.95    4.97    4.97    4.99
 1,000 / $100,000           101.29     4.50        4.93    4.96    4.96    4.99    4.98    5.01
 2,500 / $250,000           101.02     4.25        4.94    4.97    4.97    5.00    4.99    5.02
 5,000 / $500,000           100.24     3.50        4.98    5.04    5.01    5.07    5.03    5.09
 10,000 / $1,000,000         99.72     3.00        5.01    5.08    5.04    5.11    5.06    5.13
 25,000 / $2,500,000         99.21     2.50        5.03    5.12    5.07    5.14    5.08    5.17
 50,000 / $5,000,000         98.70     2.00        5.06    5.15    5.09    5.18    5.11    5.20

HOW TO DETERMINE YOUR
TAXABLE EQUIVALENT YIELD

The table shows the approximate yield an investor must get from a taxable investment to match the estimated current return from this Unit Trust.

                 Taxable Equivalent Yield (by tax
   UNIT TRUST                bracket)
     RETURN      33.0%   36.5%   41.0%      44.5%
         4.91  % 7.33%   7.73%   8.32%      8.85 %
         4.92    7.34    7.75    8.34       8.86
         4.93    7.36    7.76    8.36       8.88
         4.94    7.37    7.78    8.37       8.90
         4.98    7.43    7.84    8.44       8.97
         5.01    7.48    7.89    8.49       9.03
         5.03    7.51    7.92    8.53       9.06
         5.06    7.55    7.97    8.58       9.12

JOHN NUVEEN & CO. INCORPORATED
333 WEST WACKER DRIVE, CHICAGO, IL 60606
HOW TO CALCULATE YOUR INCOME
The table shows expected interest payments for monthly, quarterly and semi-annual plans. Payments will remain relatively constant as long as the Unit Trust's size, composition and expenses remain the same. The first record date is 04/01/97.

                                                 Annual
                    First Payment   Payment      Income
 Payment Plan           Date       (per unit)  (per unit)
 Initial partial
  payment (all
  plans)                 4/15/97   $   .4989
 Monthly plan            5/15/97       .4158   $ 4.9931
 Quarterly plan          5/15/97       .4185
                         8/15/97      1.2555     5.0251
 Semi-annual plan        5/15/97       .4203
                        11/15/97      2.5218     5.0441
 EXAMPLE OF HOW TO CALCULATE YOUR ESTIMATED INCOME:
 $10,000       DIVIDED  BY 101.75 =  98.280
 investment       offering price     # of units
 (as of           and accrued        purchased
 02/24/97)        interest
 98.280       X   $4.9931        =   $490.72
 # of units       annual income      annual income
 purchased        per unit
                  (monthly plan)

NUVEEN PENNSYLVANIA                                                       NUVEEN
INSURED UNIT TRUST 222                                                       921


--------------------------------------------------------------------------------


RATED: "AAA"                                        NUVEEN TAX-FREE UNIT TRUSTS:
All bonds in this Unit Trust are insured by MBIA    For the tax-sensitive, conservative investor.
Insurance Corporation. As a result, the bonds are   - Double Tax-Free
rated Aaa by Moody's Investors Service, Inc. and    - Dependable Income
both the bonds and the Units are rated AAA by       - Diversified Portfolios
Standard & Poor's, the highest rating given by      - Top-Rated Municipal Bonds
each agency.                                        DATE OF DEPOSIT: February 25, 1997
ESTIMATED CURRENT RETURN:
5.02 - 5.22%
ESTIMATED LONG-TERM RETURN:
5.09 - 5.36%


UNITS OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FDIC OR ANY OTHER FEDERAL AGENCY AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

--------------------------------------------------------------------------------

QUICK FACTS ABOUT THIS UNIT TRUST

Tax Status      Income is exempt from federal and state income
                taxes. Capital gains are taxable.
Total Principal $3,500,000 in 35,000 units
Average Life    26.1 years
Call Protection Earliest ordinary optional call is 2005
Minimum         $5,000 or 50 units, whichever is lower
Investment
Offering Price  $99.76 to $96.81 depending on the purchase amount
Cusip           6706H7 102 monthly payment plan
Numbers         6706H7 110 quarterly payment plan
                6706H7 128 semi-annual payment plan
Insurance       Individual bonds (not units) are fully insured by
                MBIA Insurance Corporation, which guarantees
                timely payment of interest and principal.
Registration    Registered in Pennsylvania

Payment         Investors may choose to receive monthly, quarterly
Plans           or semi-annual interest payments.
Bond Calls      Most municipal bonds are subject to optional bond
                calls. Bonds are usually called at a premium price
                and generally not below par value.
Sales Charge    The sales charge is a one-time expense included in
                the Public Offering Price.
Letter          Investors may use a Letter of Intent to get
of Intent       reduced sales charges on purchases made over a
(LOI)           13-month period (and to take advantage of dollar
                cost averaging). Minimum LOI investment $50,000.
Redemptions     Units can be redeemed on any business day at no
                charge. Units are redeemed at their current market
                value.
Reinvestment    Interest income and returned principal can be
                reinvested with no sales charge into Nuveen tax-
                free mutual or money market funds. For more
                information obtain a prospectus.

--------------------------------------------------------------------------------

MATURITY DATES (Description of Chart)
2017-19                                            28.6%
2020-22                                            11.3%
2023-25                                            28.6%
2026+                                              31.5%
The earliest ordinary optional call date is 2005

YIELD COMPARISON AS OF 02/24/97*
  (Description of Yield Comparison Chart)

Nuveen UIT
     Yield                                         5.02%
     Tax Equivalent Yield                          8.10%

Treasury Bonds
     Yield                                         6.64%
     Tax Equivalent Yield                          6.83%

Corporate Bonds
     Yield                   7.41%

 *COMPARES TRUST AS OF 02/24/97 WITH 30-YEAR TREASURY BONDS AND LEHMAN BROTHERS
  INVESTMENT GRADE LONG CORPORATE BOND INDEX AS OF 02/21/97. ASSUMES 38.0% FEDERAL AND STATE INCOME TAX RATE AND A 2.8% STATE INCOME TAX RATE. TREASURY BONDS ARE SUBJECT TO FEDERAL BUT NOT STATE INCOME TAXES; CORPORATE BONDS ARE GENERALLY SUBJECT TO BOTH. TREASURY BONDS, UNLIKE MUNICIPAL BONDS, ARE GUARANTEED BY THE U.S. GOVERNMENT.

CALL 1.800.257.8787 FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION INCLUDING CHARGES AND EXPENSES.
READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

--------------------------------------------------------------------------------

 BONDS THIS PENNSYLVANIA INSURED UNIT TRUST CONTAINS

                                                                                                        RATINGS
  PRINCIPAL                                                                              EARLIEST CALL ----------
    AMOUNT    BOND ISSUE                                                                 DATE AND PRICE S&P MOODY'S
 ----------------------------------------------------------------------------------------------------------------
 $   105,000  Delaware River Port Authority (New Jersey and Pennsylvania), Revenue Bonds,  2006 at 102 AAA   Aaa
              Series of 1995, 5.50% Due 1/1/26.
     500,000  Allegheny County Hospital Development Authority (Pennsylvania), Health      2005 at 102  AAA   Aaa
              Center Revenue Bonds, Series of 1995 (University of Pittsburgh Medical
              Center System), 5.375% Due 12/1/25.
     500,000  Bellefonte Area School District (Centre County, Pennsylvania), General      2006 at 100  AAA   Aaa
              Obligation Bonds, Series of 1996, 5.50% Due 5/15/26.
     200,000  Dauphin County General Authority, Dauphin County, Pennsylvania, County      No Optional  AAA   Aaa
              Guaranteed Revenue Bonds-Series of 1993, 0.00% Due 10/1/20. (Original issue      Call
              discount bonds delivered on or about May 26, 1993 at a price of 19.08% of principal amount.)(General Obligation Bonds.)
     500,000  Lehigh County (Pennsylvania), General Purpose Authority, Hospital Revenue   2005 at 102  AAA   Aaa
              Bonds (Lehigh Valley Hospital), Series B of 1995, 5.625% Due 7/1/25.
     500,000  Luzerne County Flood Protection Authority (Pennsylvania), Guaranteed Flood  2006 at 100  AAA   Aaa
              Protection Bonds, Series of 1996, 5.65% Due 7/15/26. (General Obligation
              Bonds.)
     500,000  New Castle Sanitation Authority (Lawrence County, Pennsylvania), Sewer      2007 at 100  AAA   Aaa
              Revenue Bonds, Series of 1997, 5.625% Due 6/1/17. (When issued.)
     500,000  City of Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds,     2005 at 102  AAA   Aaa
              Series 1995, 5.60% Due 8/1/18.
     195,000  Pittsburgh (Pennsylvania), Water and Sewer Authority, Water and Sewer       2005 at 100  AAA   Aaa
              System First Lien Revenue Bonds, Series A of 1995, 5.60% Due 9/1/22.
 ----------------------------------------------------------------------------------------------------------------
 $ 3,500,000  TOTAL         9 BONDS FROM PENNSYLVANIA.

--------------------------------------------------------------------------------

HOW TO DETERMINE YOUR INCOME AND YIELD

HOW TO CALCULATE YOUR RETURN

The estimated current return is the net income         the sales charge, and returns are as of 02/24/97.
divided by the offering price. Estimated long-term     As of this date, Units are offered at the public
return is a measure of the return to the investor      offering price plus accrued interest to the
expected to be earned over the estimated life of       settlement date of $.04. Returns and prices will
the Unit Trust. The public offering prices, which      fluctuate.
include

                          Public                       Estimated Return (CURRENT/Long Term)
 Breakpoints             Offering     Sales      -------------------------------------------------
 Units / Dollars           Price      Charge      Monthly Plan   Quarterly Plan  Semi-Annual Plan
 50 / $5,000           $     99.76     4.90 %      5.02%   5.09%   5.05%   5.12%   5.07%   5.14 %
 500 / $50,000               99.60     4.75        5.02    5.10    5.06    5.13    5.08    5.15
 1,000 / $100,000            99.34     4.50        5.04    5.12    5.07    5.15    5.09    5.17
 2,500 / $250,000            99.08     4.25        5.05    5.14    5.08    5.17    5.10    5.18
 5,000 / $500,000            98.31     3.50        5.09    5.19    5.12    5.22    5.14    5.24
 10,000 / $1,000,000         97.80     3.00        5.12    5.23    5.15    5.26    5.17    5.28
 25,000 / $2,500,000         97.30     2.50        5.14    5.27    5.18    5.30    5.20    5.32
 50,000 / $5,000,000         96.81     2.00        5.17    5.30    5.20    5.34    5.22    5.36

HOW TO DETERMINE YOUR
TAXABLE EQUIVALENT YIELD

The table shows the approximate yield an investor must get from a taxable investment to match the estimated current return from this Unit Trust.

                 Taxable Equivalent Yield (by tax
   UNIT TRUST                bracket)
     RETURN      30.0%   33.0%   38.0%      41.5%
         5.02  % 7.17%   7.49%   8.10%      8.58 %
         5.02    7.17    7.49    8.10       8.58
         5.04    7.20    7.52    8.13       8.62
         5.05    7.21    7.54    8.15       8.63
         5.09    7.27    7.60    8.21       8.70
         5.12    7.31    7.64    8.26       8.75
         5.14    7.34    7.67    8.29       8.79
         5.17    7.39    7.72    8.34       8.84

JOHN NUVEEN & CO. INCORPORATED
333 WEST WACKER DRIVE, CHICAGO, IL 60606
HOW TO CALCULATE YOUR INCOME
The table shows expected interest payments for monthly, quarterly and semi-annual plans. Payments will remain relatively constant as long as the Unit Trust's size, composition and expenses remain the same. The first record date is 04/01/97.

                                                 Annual
                    First Payment   Payment      Income
 Payment Plan           Date       (per unit)  (per unit)
 Initial partial
  payment (all
  plans)                 4/15/97   $   .5004
 Monthly plan            5/15/97       .4170   $ 5.0044
 Quarterly plan          5/15/97       .4194
                         8/15/97      1.2582     5.0364
 Semi-annual plan        5/15/97       .4212
                        11/15/97      2.5272     5.0554
 EXAMPLE OF HOW TO CALCULATE YOUR ESTIMATED INCOME:
 $10,000       DIVIDED  BY 99.80 =   100.200
 investment       offering price     # of units
 (as of           and accrued        purchased
 02/24/97)        interest
 100.200      X   $5.0044        =   $501.44
 # of units       annual income      annual income
 purchased        per unit
                  (monthly plan)